SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	19,971	21,776
Granted (in shares) | shares	599	2,695
Exercised (in shares) | shares	(7,722)	(464)
Forfeited (in shares) | shares	(332)	(835)
Expired (in shares) | shares	(431)	(3,201)
Options outstanding, ending balance (in shares) | shares	12,085	19,971
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 41.33	$ 42.68
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	45.61	36.36
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	41.42	34.41
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	38.60	39.23
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	41.31	47.87
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 41.56	$ 41.33